FORM N-23C-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23C-3

1.	Investment Company Act File Number:	811-22759
	Date of Notification:	November 15, 2017

2.	Exact name of investment company as specified in registration statement:

SHARESPOST 100 FUND

3.	Address of principal executive office:

101 Jefferson Drive Menlo Park, CA 94025

4.	Check one of the following:

	A. [X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B. [ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C. [ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Sven Weber

Name:	Sven Weber

Title:	President and Trustee

SharesPost 100 Fund c/o UMB Fund Services, LLC 235 West Galena Street Milwaukee, Wisconsin 53212 (855) 551-5510

Quarterly Share Repurchase Offer Notice

November 15, 2017

Dear SharesPost 100 Fund Shareholder:

This notification is a reminder that SharesPost 100 Fund (the “Fund”) has a quarterly share repurchase program. The Fund’s next quarterly offer to repurchase a portion of its outstanding shares will begin on November 15, 2017. The Fund is required to notify you each quarter of each Repurchase Offer period. If you are not interested in selling any of your shares at this time, you do not need to do anything. You are not required to sell any of your shares during any Repurchase Offer.

We extend this quarterly repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash, the shares are not traded on a stock exchange, and no secondary market currently exists for shares of the Fund. This means that you may not be able to freely sell your shares, except through the Fund’s quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that withdrawal of shares from the Fund may be a taxable event; please consult your financial representative or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

The Repurchase Offer period begins on November 15, 2017. Please note, this quarter’s Repurchase Request Deadline is December 15, 2017 at 4:00p.m. EST. For informational purposes, on November 8, 2017, the Net Asset Value per Fund share was $26.29. If you wish to sell any of your Fund Shares during this tender period, please complete the attached Repurchase Offer Form and return to the Fund at the above address stating the share amount that you would like to tender to the Fund for repurchase. You may modify or withdraw your tender until December 15, 2017 by writing to the Fund and stating the terms of such modification or withdrawal. The repurchase price that shareholders will receive for their shares will be the Net Asset Value per share as of the close of the NASDAQ Stock Exchange on December 26, 2017 (the “Repurchase Pricing Date”). The Fund will pay you or your designee the proceeds from the repurchase offer on or before January 2, 2018.

You may, of course, elect to keep your Fund shares at this time, in which case you may disregard this notice and the attached forms. However, should you currently wish to sell any of your shares, remember that all requests must be received (in good order) by SharesPost 100 Fund, c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212, the Fund’s Administrator and Transfer Agent, at its office in Milwaukee by 4 p.m. Eastern Standard Time December 15, 2017, the Repurchase Request Deadline.

If you have questions, please call UMB Fund Services at 1-855-551-5510.

Sincerely,

/s/ Sven Weber
President and Trustee
SharesPost 100 Fund

Go Paperless! Sign up for E-Delivery service at https://sharespost.olaccess.com/default.jsp to get your statements, prospectus and annual/semi-annual reports online. Simply login to your account then select “Account Maintenance” to change your preferences.

SharesPost 100 Fund
QUARTERLY SHARE REPURCHASE OFFER TERMS

Please refer to the Quarterly Share Repurchase Offer Notice to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.

1.    THE OFFER. SharesPost 100 Fund (the “Fund”) is offering to repurchase for cash five percent (5%) of the aggregate of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the net asset value (“NAV” or “Net Asset Value”) of the Fund as of the close of the NASDAQ Stock Market (“NASDAQ”) on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Quarterly Share Repurchase Offer Notice, and the Fund’s Prospectus. Together those documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2.    REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212, the Fund’s Administrator and Transfer Agent, at its office in Milwaukee by 4 p.m. Eastern Standard Time on the Repurchase Request Deadline. Repurchase Requests submitted to the Transfer Agent must be sent to the address specified in this Repurchase Offer.

3.    REPURCHASE PRICING DATE. The Net Asset Value of Shares for repurchases must be determined no later than 14 days after the Repurchase Request Deadline. The Fund intends to determine the Net Asset Value approximately ten (10) days after the Repurchase Request Deadline, but may use an earlier date in its discretion. As a result, there is a risk that the Fund’s Net Asset Value per Share may fluctuate between those dates.

4.    NET ASSET VALUES. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Value at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Value may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date). The Net Asset Value on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call UMB Fund Services, at 1-855-551-5510 for the Fund’s current Net Asset Value.

5.    PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made by wire to the tendering shareholder’s bank account of record or by check via postal mail no later than seven (7) days after the Repurchase Pricing Date (the “Repurchase Payment Deadline”).

6.    INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more Shares than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the number of Shares outstanding on the Repurchase Request Deadline. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own fewer than 100 shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

7.    WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of the NASDAQ (normally NASDAQ closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at the address specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8.    SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

(A)    for any period during which the NASDAQ or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

(B)    for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(C)    for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

(D)    if making or effecting the Repurchase Offer would cause the Fund to lose its status as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each shareholder of the Fund’s Shares of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.

9.    EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases.

10.    PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

Neither the Fund, UMB Fund Services, Inc., SP Investments Management, LLC (the Fund’s investment adviser) or Foreside Fund Services, LLC (the Fund’s distributor) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus or the statement of additional information. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.

For the Fund’s current Net Asset Value per share and other information about this Repurchase Offer, or for a copy of the Fund’s Prospectus, call UMB Fund Services at 1-855-551-5510 or contact your financial advisor. The Fund’s Prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

SHARESPOST 100 FUND
QUARTERLY SHAREHOLDER REPURCHASE OFFER NOTICE

November 15, 2017

Dear SharesPost 100 Fund Shareholder:

Notice is hereby given to shareholders of the SharesPost 100 Fund (the “Fund”) of the Fund’s quarterly repurchase offer (the “Repurchase Offer”). The Fund is a closed-end interval fund offering shares that are not redeemable daily for cash. To provide shareholders with some liquidity, the Fund has adopted a quarterly share repurchase program to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below. You can generally only tender shares for repurchase during one of the Fund’s scheduled quarterly repurchase offer periods.

This Repurchase Offer is made to holders of record of the Fund’s shares as of the close of business on December 15, 2017.

If you are not interested in tendering your shares for repurchase at this time, you may disregard this letter and take no action. If you are interested in tendering your shares for repurchase at this time, please read the enclosed materials and contact your registered investment adviser or other intermediary (“Authorized Intermediary”). The Fund is providing your Authorized Intermediary with a repurchase request form (the “Repurchase Request Form”) that must be submitted in proper form to UMB Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”) by the Repurchase Request Deadline (as defined below). All repurchase requests must be made through your Authorized Intermediary. If your Authorized Intermediary has changed since your last purchase of Fund shares and you would like to submit a repurchase request, please call Shareholder Services at 1-855-551-5510.

Please note that the Fund’s quarterly repurchase offer period will begin on November 15, 2017 and will end at 4:00 p.m. ET on December 15, 2017 (the “Repurchase Request Deadline”). All Repurchase Request Forms must be completed in proper form and received by the Transfer Agent by 4:00 p.m. ET on the Repurchase Request Deadline.

Please note that a repurchase of shares by the Fund may be a taxable event; consult your financial adviser or tax adviser for more information.

The Repurchase Request Deadline will be strictly observed. If your Authorized Intermediary fails to submit the Repurchase Request Form in accordance with the enclosed Repurchase Offer in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares will be subject to NAV fluctuation during that period.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer for additional information. If you have any questions, please contact your Authorized Intermediary or a service representative by calling 1-855-551-5510. The enclosed documents apply to the current repurchase offer period, and new documents will be mailed in connection with subsequent quarterly repurchase offers.

Sincerely,

SharesPost 100 Fund

SharesPost 100 Fund

QUARTERLY SHARE REPURCHASE OFFER TERMS

Please refer to the Quarterly Share Repurchase Offer Notice to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.

1.    THE OFFER. SharesPost 100 Fund (the “Fund”) is offering to repurchase for cash five percent (5%) of the aggregate of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the net asset value (“NAV” or “Net Asset Value”) of the Fund as of the close of the NASDAQ Stock Market (“NASDAQ”) on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Quarterly Share Repurchase Offer Notice, and the Fund’s Prospectus. Together those documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2.    REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212, the Fund’s Administrator and Transfer Agent, at its office in Milwaukee by 4 p.m. Eastern Standard Time on the Repurchase Request Deadline. Repurchase Requests submitted to the Transfer Agent must be sent to the address specified in this Repurchase Offer.

3.    REPURCHASE PRICING DATE. The Net Asset Value of Shares for repurchases must be determined no later than 14 days after the Repurchase Request Deadline. The Fund intends to determine the Net Asset Value approximately ten (10) days after the Repurchase Request Deadline, but may use an earlier date in its discretion. As a result, there is a risk that the Fund’s Net Asset Value per Share may fluctuate between those dates.

4.    NET ASSET VALUES. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Value at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Value may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date). The Net Asset Value on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call UMB Fund Services, at 1-855-551-5510 for the Fund’s current Net Asset Value.

5.    PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made by no later than seven (7) days after the Repurchase Pricing Date (the “Repurchase Payment Deadline”).

6.    INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more Shares than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the number of Shares outstanding on the Repurchase Request Deadline. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own fewer than 100 shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

7.    WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of the NASDAQ (normally NASDAQ closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at the address specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8.    SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

(A)    for any period during which the NASDAQ or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

(B)    for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(C)    for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

(D)    if making or effecting the Repurchase Offer would cause the Fund to lose its status as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each shareholder of the Fund’s Shares of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.

9.    EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases.

10.    PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

Neither the Fund, UMB Fund Services, Inc., SP Investments Management, LLC (the Fund’s investment adviser) or Foreside Fund Services, LLC (the Fund’s distributor) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus or the statement of additional information. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.

For the Fund’s current Net Asset Value per share and other information about this Repurchase Offer, or for a copy of the Fund’s Prospectus, call UMB Fund Services at 1-855-551-5510 or contact your financial advisor. The Fund’s Prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

SHARSPOST 100 FUND
QUARTERLY REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date: December 26, 2017	Repurchase Request Deadline: December 15, 2017

THIS FORM MUST BE COMPLETED AND RECEIVED BY 4:00 P.M. ET ON DECEMBER 15, 2017 FOR
REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

SharesPost 100 Fund c/o UMB Fund Services P.O. Box 2175 Milwaukee, WI 53201-2175	Fax – 1-816-860-3140 For Additional Information: Phone: 1-855-551-5510

PLEASE NOTE THAT THE SHARE AMOUNT SUBMITTED WITH THIS FORM MUST BE ALSO
SUBMITTED VIA NSCC FUND/SERV ON THE REPURCHASE PRICING DATE.

PART 1 – NAME AND ADDRESS

For Advisor Accounts ONLY
Advisor Account #:
Advisor Name:
Advisor Email Address
Advisor Telephone Number:

FOR CUSTODIAL ACCOUNTS ONLY (Schwab, NFS, TDA, etc.)
Custodial Account #:
Custodian Name:

PART 2 – AMOUNT OF SHARES OF THE FUND BEING REPURCHASED:

*The share amount listed below must be the share amount submitted via the NSCC on the Repurchase Pricing Date.

    Number of Shares (out to 3 decimals): ________________

If you have multiple clients, you may put up to five (5) offers on this form. If you have more than 5 clients who wish to repurchase, please contact Shareholder Services at 1-855-551-5510 for further instructions.

Account/BIN Number	Account Registration/Shareholder Name	Share Quantity (3 decimals)

Advisor Name/Signature: _____________________________________________________ Date:___________________

REQUESTS TO WITHDRAWAL OR MODIFY ANY REPURCHASE OFFER MUST BE DONE PRIOR TO
4:00 P.M. ET ON DECEMBER 15, 2017 BUT NOT THEREAFTER.